Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Loss Before Income Tax Provision
Loss before income tax provision consisted of the following (in thousands):

	For the year ended December 31,
	2015	2014	2013
United States	$(42,788)	$(40,363)	$(29,202)
Foreign	(618)	(759)	(342)
Total	$(43,406)	$(41,122)	$(29,544)

Schedule of Provision (Benefit) for Income Taxes
The provision (benefit) for income taxes consisted of the following (in thousands):

	For the year ended December 31,
	2015	2014
Current
State	$69	$32
Total Current	$69	$32

Deferred
Federal	$(76)	$—
Total Deferred	$(76)	$—

Total	$(7)	$32

Schedule of Effective Income Tax Rate Reconciliation
The items accounting for the difference between income taxes computed at the federal statutory income tax rate and the provision for income taxes consisted of the following (in thousands):

	Year ended December 31,
	2015	2014
Federal statutory rate	35.0%	35.0%
Effect of:
Tax benefit at federal statutory rate	$(15,192)	$(14,393)
State taxes, net of federal benefit	(1,833)	(347)
Non-taxable flow-through earnings	—	12,336
Foreign	(64)	(130)
Recognition of deferred tax assets	—	(29,870)
Valuation allowance	17,697	32,440
Other	(615)	(4)
Total income tax provision	$(7)	$32

Schedule of Deferred Tax Assets and Liabilities
The components of deferred tax assets and liabilities were as follows (in thousands):

	As of December 31,
	2015	2014
Deferred tax assets:
Property and equipment	$1	$56
Accruals and reserves	1,407	1,523
Deferred rent	654	354
Compensation and benefits	12,512	8,056
Deferred revenue	5,372	17,779
Net operating loss and credits	30,475	4,786
Other	74	17
Total deferred tax assets	50,495	32,571
Valuation allowance	(50,212)	(32,514)
Total deferred tax assets	283	57
Deferred tax liabilities:
Property and equipment	(134)	—
Other deferred tax liabilities	(149)	(57)
Deferred tax liabilities	(283)	(57)
Total	$—	$—